CAPITAL MANAGEMENT - determined requirement (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CAPITAL MANAGEMENT
Credit risk	$ 61,895,671	$ 25,107,962
Operational risk	21,891,498	8,188,453	$ 4,805,957
Market risk	2,658,844	1,693,962	$ 965,159
Requirement	86,446,013	34,990,377
Integration	222,608,355	58,208,135
Excess	$ 136,162,342	$ 23,217,758